Investments - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Investments	$ 0	$ 525
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 0	$ 525